EQUITY (Details Narrative) - Exchange Offer [Member] - $ / shares	1 Months Ended
	Jun. 30, 2025	May 30, 2025	May 11, 2017
Subsidiary, Sale of Stock [Line Items]
Ordinary shares		$ 0.10
Warrant converted into ordinary shares	0.09
Ordinary stock convertible percentage			10.00%
Remaining outstanding warrants	1,404,027
Issuance of additional ordinary shares	129,926
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exchange	34,136,353
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exchange	3,413,645
Warrant Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant converted into ordinary shares			0.09